Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2025
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
14.	Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2024	2025
	(RMB in millions)
Deposits	20,530	21,631
Salary and welfare	14,022	18,384
Rental fee payable	1,367	1,437
Professional fee	1,184	1,349
Accrued administrative expenses	2,360	1,316
Liabilities for return allowances	1,029	1,063
Vehicle fee	732	787
Payable related to employees’ exercise of share-based awards	535	407
Interest payable	208	302
Internet data center fee	183	79
Others	3,835	3,290

Total	45,985	50,045